Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other operating activities
Share-based compensation expense	$ 3,024	$ 4,448
Gains on securities held	(58,673)	(83,705)
Gains on commodity and foreign currency contracts (Note 9d)	(3,543)	(3,315)
(Gain) loss on derivatives (Note 9d)	(38)	14
Share of income from associate and dilution gain (Note 14)	(10,529)	(15,245)
Net realizable value adjustment for inventories	(16,175)	(356)
Project development write-down	0	1,882
Other inflows (outflows) of cash, classified as operating activities	(85,934)	(96,277)
Changes in non-cash operating working capital items:
Trade and other receivables	54,838	1,545
Inventories	(14,623)	22,753
Prepaid expenses	2,353	(4,093)
Accounts payable and accrued liabilities	56,816	(43,527)
Provisions	(2,402)	(4,622)
Changes in non-cash working capital	96,982	(27,944)
Significant non-cash items:
Shares issued as compensation (Note 26)	2,826	2,693
Cash and Cash Equivalents
Cash in banks	167,113	120,564
Issued capital
Significant non-cash items:
Shares issued as compensation (Note 26)	$ 2,826	$ 2,693